Derivative Liabilities - Additional Information (Detail)									1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2016	Dec. 30, 2016	Jul. 11, 2016 USD ($) $ / shares shares	Jul. 02, 2016 USD ($) shares	Apr. 07, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 30, 2015 $ / shares shares	Jun. 30, 2015 USD ($) shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jul. 31, 2016 $ / shares	Jun. 01, 2016 $ / shares	Mar. 31, 2015 $ / shares	Feb. 28, 2015 $ / shares	Dec. 31, 2013 USD ($)
Derivative [Line Items]
Valuation method														the Black-Scholes option-pricing model
Derivative liability fair value | $							$ 43,181,472			$ 55,735,294		$ 55,735,294		$ 43,181,472	$ 9,998,636					$ 0
Warrants Issued During Period Value | $														56,026,979	$ 2,487,726
Common Stock Issued In Exchange Of Warrants | shares										1		1
Class of Warrant or Right, Outstanding | shares										68,911,099		68,911,099			5,447,940
Proceeds from Warrant Exercises | $												$ 1,449,850	$ 3,166,394	$ 3,161,220	$ 31,600
Net Gain Loss On Exchange And Issuance Of Warrants | $										$ 0	$ 0	$ 3,374,752	$ 0
Share of Common stock underlying Warrant | shares							212			2,697		2,697		212	4
Convertible Notes Conversion Feature - 2016 Notes
Derivative [Line Items]
Convertible Debt, Fair Value Disclosures | $					$ 80,599,528					$ 2,706,796		$ 2,706,796
Derivative Liability Extinguished | $												4,800,000
2015 Subordination Warrants
Derivative [Line Items]
Percentage Of Increase In Outstanding Shares And CommonStock														0.50%
2016 Subordination Warrants
Derivative [Line Items]
Derivative liability fair value | $										$ 1,637,959		$ 1,637,959
Share of Common stock underlying Warrant | shares										2,346		2,346
Securities Purchase Agreement [Member]
Derivative [Line Items]
Warrant, exercise price										$ 49,920		$ 49,920
Securities Purchase Agreement [Member] | Senior Secured Convertible Note [Member]
Derivative [Line Items]
Percentage of common stock outstanding								19.90%						19.90%
Securities Purchase Agreement [Member] | Convertible Notes Conversion Feature - 2016 Notes
Derivative [Line Items]
Warrant, exercise price										$ 48,000		$ 48,000				$ 48,000
Securities Purchase Agreement [Member] | Convertible Notes Conversion Feature - 2016 Notes | Embedded Derivative Financial Instruments [Member]
Derivative [Line Items]
Convertible Debt, Fair Value Disclosures | $										$ 80,600,000		$ 80,600,000
Common Stock
Derivative [Line Items]
Valuation method								binomial model with Monte Carlo simulation
Common Stock | Subordination Warrants
Derivative [Line Items]
Warrants issued | shares								2
Scenario, Forecast | Common Stock | Subordination Warrants
Derivative [Line Items]
Percentage of common stock outstanding			0.50%
Class A Warrant
Derivative [Line Items]
Fair Market Value								$ 1,600,000
Warrant, exercise price							$ 0.03	0.03						$ 0.03	$ 4.92			$ 2.20	$ 4.92
Warrant, fair value														$ 789,600
Class of Warrant or Right, Outstanding | shares							1,532,598			1,532,598		1,532,598		1,532,598	2,041,239
Share of Common stock underlying Warrant | shares							48			48		48		48	1
Class B Warrant
Derivative [Line Items]
Fair Market Value								1,600,000
Warrant, exercise price							$ 0.03	0.03						$ 0.03	$ 0.20
Warrant, fair value														$ 789,600
Class of Warrant or Right, Outstanding | shares							1,310,956			1,310,956		1,310,956		1,310,956	1,645,845
Number of Warrants Exercised | shares															158,000
Proceeds from Warrant Exercises | $															$ 31,600
Share of Common stock underlying Warrant | shares							29			29		29		29	1
Common Warrants
Derivative [Line Items]
Fair Market Value								1,600,000
Warrant, exercise price								0.03
Warrant, fair value														$ 789,600
Class of Warrant or Right, Outstanding | shares							463,356			372,331		372,331		463,356	438,356
Share of Common stock underlying Warrant | shares							26			19		19		26	1
Class A And Class B Warrants
Derivative [Line Items]
Derivative liability fair value | $							$ 61,941			$ 231		$ 231		$ 61,941
Series C Warrant
Derivative [Line Items]
Fair Market Value								$ 128,500,000
Warrant, exercise price							$ 2.55							$ 2.55					$ 2.55
Valuation method														Black Scholes formula
Derivative liability fair value | $							$ 12,404,503							$ 12,404,503
Expected volatility														135.00%
Warrant lives in years														5 years
Risk Free Rate														1.61%
Exercise Price							$ 2.55							$ 2.55
Class of Warrant or Right, Outstanding | shares							5,229,973			47,528		47,528		5,229,973
Number of Warrants Exercised | shares									384,000
Proceeds from Warrant Exercises | $									$ 979,200
Share of Common stock underlying Warrant | shares							65							65
Series D Warrant
Derivative [Line Items]
Warrant, exercise price							$ 1,554,000							$ 1,554,000
Warrant lives in years												5 years
Warrant to acquire common stock | shares							8	8
Class of Warrant or Right, Outstanding | shares							3,503,116			3,503,116		3,503,116		3,503,116
Percentage Of Increase In Outstanding Shares And CommonStock														0.00%
Share of Common stock underlying Warrant | shares							8			8		8		8
Series D Warrant | Subordination Warrants
Derivative [Line Items]
Expected volatility	[1]													215.00%
Warrant lives in years														5 years 6 months
Risk Free Rate	[2]													1.80%
Exercise Price	[3]						$ 1,600,000							$ 1,600,000
Series D Warrant | 2015 Subordination Warrants
Derivative [Line Items]
Fair Market Value										$ 687.00		$ 687.00
Expected volatility	[4]											225.10%
Warrant lives in years												4 years 9 months
Risk Free Rate	[5]											1.14%
Exercise Price	[6]									37,920.00		$ 37,920.00
Series D Warrant | 2015 Subordination Warrants | Embedded Derivative Financial Instruments [Member]
Derivative [Line Items]
Warrant, fair value												22,590,296
Series D Warrant | Securities Purchase Agreement [Member] | Senior Secured Convertible Note [Member]
Derivative [Line Items]
Warrant, exercise price								$ 1,554,000
Series D Warrant | Scenario, Forecast
Derivative [Line Items]
Percentage of common stock outstanding			16.60%
Series D Warrant | Scenario, Forecast | Securities Purchase Agreement [Member] | Senior Secured Convertible Note [Member]
Derivative [Line Items]
Percentage of common stock outstanding		16.60%
Series E Warrants [Member]
Derivative [Line Items]
Fair Market Value										98,160.00		$ 98,160.00
Warrant, fair value						$ 6,800,927
Expected volatility	[4]											228.10%
Warrant lives in years												5 years 10 months 20 days
Risk Free Rate	[7]											1.30%
Exercise Price	[8]									$ 96,240.00		$ 96,240.00
Common Stock Issued In Exchange Of Warrants | shares						28
Business Combination Common Stock Exchange Ratio						2.584
Class of Warrant or Right, Outstanding | shares						58,800,000
Net Gain Loss On Exchange And Issuance Of Warrants | $						$ 4,141,773
Share of Common stock underlying Warrant | shares						70
Series G Warrant [Member]
Derivative [Line Items]
Fair Market Value				$ 33,840.00
Warrant, exercise price				$ 28,475.00
Warrant, fair value												$ 86,844
Expected volatility	[1]			225.80%
Warrant lives in years				4 years 10 months 20 days
Risk Free Rate	[9]			1.03%
Exercise Price	[10]			$ 32,160.00
Class of Warrant or Right, Outstanding | shares										3,075,000		3,075,000
Number of Warrants Exercised | shares				85,000
Proceeds from Warrant Exercises | $				$ 113,900
Share of Common stock underlying Warrant | shares										159		159
Series G Warrant [Member] | June 2016 Unit Offering
Derivative [Line Items]
Warrant, exercise price																	$ 45,600.00
Warrants Issued During Period Value | $				118,424
Net Gain Loss On Exchange And Issuance Of Warrants | $				$ 30,547
Series H Warrant [Member]
Derivative [Line Items]
Derivative liability fair value | $					$ 101,644,520
Class of Warrant or Right, Outstanding | shares										56,250,000		56,250,000
Share of Common stock underlying Warrant | shares										2,346		2,346
Series H Warrant [Member] | 2016 Subordination Warrants
Derivative [Line Items]
Warrant to acquire common stock | shares					71
Series H Warrant [Member] | Securities Purchase Agreement [Member]
Derivative [Line Items]
Warrant, exercise price										$ 49,920		$ 49,920
Series H Warrant [Member] | Common Stock
Derivative [Line Items]
Warrant, exercise price										$ 49,920		$ 49,920

[1]	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
[2]	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
[3]	The exercise price of the Series D Warrants calculated by 120% of the arithmetic average of five weighted average price of the common stock on the five consecutive trading days prior to issuance date on December 30, 2015.
[4]	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
[5]	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
[6]	The exercise price of the Series D and Subordination Warrants was calculated based on the terms in the warrant agreement.
[7]	The risk-free interest rate was determined by management using an average of the 5-year and 7-year Treasury Bill as of the respective measurement date.
[8]	The exercise price of the Series E Warrants was calculated based on the terms in the warrant agreement.
[9]	The risk-free interest rate was determined by management using the average of the 5-year Treasury Bill as of the respective measurement date.
[10]	The exercise price of the Series G Warrants was calculated based on the terms in the warrant agreement.